McGlinn Balanced Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
COMMON STOCKS - 44.85%                                  ------         -----
   Auto Manufacturers - 0.92%
      Ford Motor Co.                                       300     $      4,800
      General Motors Corp.                                 100            6,415
                                                                   ------------
                                                                         11,215
                                                                   ------------
   Banks - 2.34%
      Bank of America Corp.                                200           14,496
      Dime Bancorp, Inc.**                                 300               45
      FleetBoston Financial Corp.                          400           14,120
                                                                   ------------
                                                                         28,661
                                                                   ------------
   Chemicals - 2.35%
      FMC Corp.                                            300           11,610
      Praxair, Inc.                                        300           17,130
                                                                   ------------
                                                                         28,740
                                                                   ------------
   Computer Services & Software - 0.53%
      SAP AG                                               200            6,520
                                                                   ------------
   Computers - 4.03%
      Electronic Data Systems Corp.                        200           10,852
      Hewlett-Packard Co.                                  400            6,840
      International Business Machines Corp                 200           16,752
      Unisys Corp.*                                      1,100           14,850
                                                                   ------------
                                                                         49,294
                                                                   ------------
   Cosmetics & Toiletries - 2.92%
      Kimberly-Clark Corp.                                 300           19,536
      Gillette Co.                                         200            7,096
      Procter & Gamble Co.                                 100            9,026
                                                                   ------------
                                                                         35,658
                                                                   ------------
   Electronics & Electrical Equipment - 0.87%
      Emerson Electric Co.                                 200           10,678
                                                                   ------------
   Financial Services - 2.32%
      Citigroup, Inc.                                      300           12,990
      JP Morgan Chase & Co.                                200            7,020
      Merrill Lynch & Co., Inc.                            200            8,388
                                                                   ------------
                                                                         28,398
                                                                   ------------
   Forest Products & Paper - 1.11%
      Boise Cascade Corp.                                  400           13,548
                                                                   ------------
   Healthcare - Products - 0.91%
      Medtronic, Inc.                                      250           11,173
                                                                   ------------
   Insurance - 2.67%
      American International Group, Inc.                   100            6,912
      Everest Re Group Ltd.                                100            6,790
      Lincoln National Corp.                               100            4,790
      UnumProvident Corp.                                  500           14,120
                                                                   ------------
                                                                         32,612
                                                                   ------------
   Machinery-Diversified - 1.22%
      Ingersoll-Rand Co.                                   300     $     14,985
                                                                   ------------

                           McGlinn Balanced Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----
   Mining - 1.11%
      Alcoa, Inc.                                          400     $     13,612
                                                                   ------------
   Miscellaneous Manufacturing - 2.53%
      3M Co.                                               100           12,580
      Honeywell International, Inc.                        200            7,336
      Tyco International Ltd.                              600           11,070
                                                                   ------------
                                                                         30,986
                                                                   ------------
   Multimedia - 2.62%
      AOL Time Warner, Inc.*                               550           10,461
      Comcast Corp.*                                       400           10,700
      Dow Jones & Co., Inc.                                200           10,874
                                                                   ------------
                                                                         32,035
                                                                   ------------
   Oil & Gas - 4.71%
      Diamond Offshore Drilling                            300            9,336
      FMC Technologies, Inc.                               400            9,100
      Marathon Oil Corp.                                   300            8,718
      Occidental Petroleum Corp.                           300            8,625
      Transocean Sedco Forex, Inc.                         300           10,650
      Unocal Corp.                                         300           11,157
                                                                   ------------
                                                                         57,586
                                                                   ------------
   Packaging & Containers - 0.80%
      Smurfit-Stone Container Corp.*                       600            9,744
                                                                   ------------
   Pharmaceuticals - 2.87%
      Bristol-Myers Squibb Co.                             300            8,640
      Merck & Co., Inc.                                    100            5,434
      Pfizer, Inc.                                         200            7,270
      Pharmacia Corp.                                      200            8,246
      Schering-Plough Corp.                                200            5,460
                                                                   ------------
                                                                         35,050
                                                                   ------------
   Retail - 1.55%
      Costco Wholesale Corp.                               200            8,040
      Target Corp.                                         250           10,912
                                                                   ------------
                                                                         18,952
                                                                   ------------
   Savings&Loans - 0.69%
      Washington Mutual, Inc.                              225            8,489
                                                                   ------------
   Semiconductors - 1.34%
      Micron Technology, Inc.                              300            7,110
      Texas Instruments, Inc.                              300            9,279
                                                                   ------------
                                                                         16,389
                                                                   ------------
   Telecommunication Services - 4.44%
      Alltel Corp.                                         300           14,850
      AT&T Corp.                                           850           11,152
      Motorola, Inc.                                       800           12,320
      Verizon Communications, Inc.                         400           16,044
                                                                   ------------
                                                                         54,366
                                                                   ------------
      Total Common Stocks (Cost $577,598)                          $    548,691
                                                                   ------------

                           McGlinn Balanced Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

FIXED INCOME SECURITIES - 26.40%
                                                      Principal
                                                       Amount          Value
                                                      ---------        -----
CORPORATE BONDS - 8.59%
   Banks - 0.41%
      Bank of America Corp. 6.250% due 04/15/12          5,000     $      5,012
                                                                   ------------
   Electric - 0.85%
      Dominion Resources 7.600% due 07/15/03            10,000           10,433
                                                                   ------------
   Financial Services - 0.41%
      USA Education Inc. 5.625% due 04/10/07             5,000            5,056
                                                                   ------------
   Food & Beverages - 0.85%
      H.J. Heinz Co. 6.625% due 07/15/11                10,000           10,249
                                                                   ------------
   Insurance - 0.90%
      Allstate Corp 7.875% due 05/01/05                 10,000           10,944
                                                                   ------------
   Mining - 0.44%
      ALCOA Inc. 7.375% due 08/01/10                     5,000            5,420
                                                                   ------------
   Multimedia - 1.22%
      The Walt Disney Co. 5.500% due 12/29/06           15,000           14,918
                                                                   ------------
   Oil & Gas - 1.68%
      Conoco Funding Co. 5.450% due 10/15/06            10,000           10,054
      Transocean Sedco Forex Inc. 6.750% due 04/15/05   10,000           10,445
                                                                   ------------
                                                                         20,499
                                                                   ------------
   Savings & Loans - 0.84%
      Washington Mutual, Inc. 6.875% due 06/15/11       10,000           10,319
                                                                   ------------
   Telecommunications - 0.99%
      BellSouth Corp. 6.000% due 10/15/11               10,000            9,655
      WorldCom Inc. 6.400% due 08/15/05                  5,000            2,500
                                                                   ------------
                                                                         12,155
                                                                   ------------

   Total Corporate Bonds (Cost $107,089)                                105,005
                                                                   ------------

U.S. GOVERNMENT & U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.81%
   U.S. Treasuries - 15.52%
      U.S. Treasury 5.500% due 05/31/03                 25,000           25,834
      U.S. Treasury 5.750% due 08/15/03                 10,000           10,399
      U.S. Treasury 5.875% due 02/15/04                 50,000           52,433
      U.S. Treasury 5.875% due 11/15/04                 30,000           31,655
      U.S. Treasury 6.625% due 05/15/07                 25,000           27,323
      U.S. Treasury 6.125% due 08/15/07                 15,000           16,060
      U.S. Treasury 5.750% due 08/15/10                 25,000           26,183
                                                                   ------------
                                                                   $    189,887
                                                                   ------------

                           McGlinn Balanced Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                      Principal
                                                       Amount          Value
                                                      ---------        -----

   Federal Home Loan Mortgage Corp. - 2.29%

      FHLMC 4.250% due 01/15/04                         15,000     $     14,986
      FHLMC Gold 6.000% due 04/01/16                    12,804           12,996
                                                                   ------------
                                                                         27,982
                                                                   ------------

   Total U.S. Government & U.S. Government Agency
   Obligations (Cost $210,809)                                          217,869
                                                                   ------------

   Total Fixed Income Securities (Cost $317,898)                        322,874
                                                                   ------------

SHORT-TERM INVESTMENTS - 28.35%
   Millennium Bank Money Market                        346,842          346,842
                                                                   ------------
   Total Short-Term Investments (Cost $346,842)                         346,842
                                                                   ------------

Total value of Investments (Cost $1,242,338)
- 99.60%***                                                           1,218,407
                                                                   ------------

Other Assets Less Liabilities, Net - 0.40%                                4,927

                                                                   ------------
Total Net Assets - 100%                                            $  1,223,334
                                                                   ============

*    Non-income producing security
**   Warrants: Non-income producing security
*** The aggregate cost of securities for federal income tax purposes was $1,243,540.

    The accompanying notes are an integral part of the financial statements.

                         PSA Sector Rotational Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
COMMON STOCKS - 94.75%                                  ------         -----
   Aerospace & Defense - 5.68%
      L-3 Communications Holdings, Inc.*                   400     $     51,112
      Lockheed Martin Corp.                              1,400           88,060
      Raytheon Co.                                       1,800           76,140
                                                                   ------------
                                                                        215,312
                                                                   ------------
   Agricultural - 2.92%
      RJ Reynolds Tobacco Holdings, Inc.                 1,600          110,720
                                                                   ------------
   Auto Parts & Equipment - 4.23%
      BorgWarner, Inc.                                   1,500           93,720
      Lear Corp.*                                        1,300           66,833
                                                                   ------------
                                                                        160,553
                                                                   ------------
   Banks - 4.23%
      BOK Financial Corp.*                               2,200           74,800
      M&T Bank Corp.                                     1,000           85,380
                                                                   ------------
                                                                        160,180
                                                                   ------------
   Chemicals - 0.78%
      Airgas, Inc.*                                      1,800           29,682
                                                                   ------------
   Computer Services & Software - 2.52%
      First Data Corp.                                   1,200           95,388
                                                                   ------------
   Computers - 1.14%
      Electronic Data Systems Corp.                        800           43,408
                                                                   ------------
   Cosmetics & Toiletries - 1.73%
      Alberto-Culver Co.                                 1,200           65,484
                                                                   ------------
   Engineering & Construction - 3.12%
      Jacobs Engineering Group, Inc.                     3,000          118,380
                                                                   ------------
   Financial Services - 5.70%
      Doral Financial Corp.                              2,300           80,362
      Fannie Mae                                           500           39,465
      Freddie Mac                                          400           26,140
      Household International, Inc.                      1,200           69,948
                                                                   ------------
                                                                        215,915
                                                                   ------------
   Food & Beverages - 5.17%
      Constellation Brands, Inc.*                        1,500           90,600
      Pepsi Bottling Group, Inc.                         1,500           42,960
      PepsiCo, Inc.                                      1,200           62,280
                                                                   ------------
                                                                        195,840
                                                                   ------------
   Healthcare - Products - 2.86%
      Johnson & Johnson                                  1,700          108,562
                                                                   ------------
   Healthcare - Services - 5.58%
      Tenet Healthcare Corp.                               700           51,359
      UnitedHealth Group, Inc.                             800           70,248
      Wellpoint Health Networks, Inc.*                   1,200           90,096
                                                                   ------------
                                                                   $    211,703
                                                                   ------------

                         PSA Sector Rotational Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----
   Home Builders - 3.56%
      DR Horton, Inc.                                    1,950     $     50,310
      KB Home                                            1,700           84,745
                                                                   ------------
                                                                        135,055
                                                                   ------------
   Insurance - 10.40%
      AMBAC Financial Group, Inc.                        1,300           81,718
      Fidelity National Financial, Inc.                  1,500           46,275
      Old Republic International Corp.                   2,500           83,075
      PMI Group, Inc.                                    1,300          105,456
      Torchmark Corp.                                    1,900           77,691
                                                                   ------------
                                                                        394,215
                                                                   ------------
   Leisure & Entertainment - 2.38%
      Polaris Industries, Inc.                           1,200           90,360
                                                                   ------------
   Miscellaneous Manufacturing 0.56%
      Tyco International Ltd.                            1,150           21,218
                                                                   ------------
   Oil & Gas - 2.71%
      Repsol YPF SA                                      2,500           30,625
      Seacor Smit, Inc.*                                 1,500           72,150
                                                                   ------------
                                                                        102,775
                                                                   ------------
   Packaging & Containers - 0.85%
      Owens-Illinois, Inc.*                              2,000           32,040
                                                                   ------------
   Pharmaceuticals - 1.47%
      Mylan Laboratories, Inc.                           2,100           55,608
                                                                   ------------
   Retail - 13.22%
      Autozone, Inc.*                                    1,400          106,400
      Darden Restaurants, Inc.                           1,100           43,890
      Lowe's Cos., Inc.                                  1,000           42,290
      Pier 1 Imports, Inc.                               3,000           71,850
      Ross Stores, Inc.                                  2,100           85,281
      Ruby Tuesday, Inc.                                 1,700           42,704
      Safeway, Inc.*                                     1,700           71,315
      Wendy's International, Inc.                        1,000           37,400
                                                                   ------------
                                                                        501,130
                                                                   ------------
   Savings & Loans - 6.11%
      Golden State Bancorp, Inc.                         2,900           95,671
      Greenpoint Financial Corp.                         1,500           74,175
      Staten Island Bancorp, Inc.                        1,400           27,930
      Washington Mutual, Inc.                              900           33,957
                                                                   ------------
                                                                        231,733
                                                                   ------------
   Semiconductors - 0.72%
      ESS Technology, Inc.*                              1,700           27,149
                                                                   ------------
   Textiles- 1.02%
      Mohawk Industries, Inc.*                             600           38,598
                                                                   ------------
   Transportation - 2.25%
      Union Pacific Corp.                                1,500     $     85,200
                                                                   ------------

                         PSA Sector Rotational Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----
   Utilities - 3.84%
      New Jersey Resources Corp.                         2,000     $     64,000
      TXU Corp.                                          1,500           81,630
                                                                   ------------
                                                                        145,630
                                                                   ------------
   Total Common Stocks (Cost $3,207,180)                              3,591,838
                                                                   ------------

SHORT-TERM INVESTMENTS - 5.24%
   Money Market Fund
      Millennium Bank Money Market                     198,777          198,777
                                                                   ------------
   Total Short-Term Investments (Cost $198,777)                         198,777
                                                                   ------------

Total Value of Investments (Cost $3,405,957)
- 99.99%***                                                           3,790,615
                                                                   ------------

Other Assets Less Liabilities, Net - 0.01%                                  560

                                                                   ------------
Total Net Assets - 100%                                            $  3,791,175
                                                                   ============

*    Non-income producing security
*** The aggregate cost of securities for federal income tax purposes was $3,406,178.

    The accompanying notes are an integral part of the financial statements.

                       Baldwin Large Cap Growth Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                       Shares         Value
COMMON STOCKS - 87.71%                                 ------         -----
   Aerospace & Defense - 1.82%
      General Dynamics Corp.                               225     $     21,845
                                                                   ------------
   Banks - 4.12%
      Bank of New York Co., Inc.                           600           21,954
      Fifth Third Bancorp                                  400           27,436
                                                                   ------------
                                                                        49,390
                                                                   ------------
   Biotechnology - 1.66%
      Amgen, Inc.                                          375           19,830
                                                                   ------------
   Commercial Services - 4.60%
      Apollo Group, Inc.*                                  638           24,442
      Concord EFS, Inc.                                    750           23,718
      Convergys Corp.                                      250            6,918
                                                                   ------------
                                                                         55,078
                                                                   ------------
   Computer Services & Software - 4.13%
      Adobe Systems, Inc.                                  300           11,988
      BEA Systems, Inc.*                                   500            5,360
      Microsoft Corp.*                                     150            7,839
      Peoplesoft, Inc.*                                    500           11,585
      Siebel Systems, Inc.*                                525           12,700
                                                                   ------------
                                                                         49,472
                                                                   ------------
   Computers - 4.84%
      Cadence Design Systems, Inc.                         650           13,312
      Dell Computer Corp.                                  625           16,463
      International Business Machines Corp.                150           12,564
      Sungard Data Systems, Inc.*                          525           15,624
                                                                   ------------
                                                                         57,963
                                                                   ------------
   Electronics & Electrical Equipment - 0.38%
      Jabil Circuit, Inc.*                                 225            4,592
                                                                   ------------
   Financial Services - 9.16%
      Citigroup, Inc.                                      525           22,733
      Fannie Mae                                           300           23,679
      Household International, Inc.                        450           26,230
      JP Morgan Chase & Co.                                 75            2,632
      MBNA Corp.                                           750           26,587
      Merrill Lynch & Co., Inc.                            188            7,885
                                                                   ------------
                                                                        109,746
                                                                   ------------
   Food & Beverage - 5.02%
      PepsiCo, Inc.                                        500           25,950
      Smithfield Foods, Inc.*                              450            9,495
      Sysco Corp.                                          850           24,658
                                                                   ------------
                                                                         60,103
                                                                   ------------
   Healthcare - Products - 4.27%
      Baxter International, Inc.                           450           25,605
      Johnson & Johnson                                    400           25,544
                                                                   ------------
                                                                         51,149
                                                                   ------------
   Healthcare - Services - 2.30%
      Tenet Healthcare Corp.*                              375     $     27,514
                                                                   ------------

                       Baldwin Large Cap Growth Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----

   Home Furnishings - 0.43%
      Polycom, Inc.*                                       250     $      5,155
                                                                   ------------
   Insurance - 1.73%
      American International Group, Inc.                   300           20,736
                                                                   ------------
   Internet Services & Software - 1.33%
      Symantec Corp.*                                      450           15,935
                                                                   ------------
   Miscellaneous Manufacturing - 4.20%
      3M Co.                                               175           22,015
      General Electric Co.                                 150            4,732
      SPX Corp.                                            175           23,564
                                                                   ------------
                                                                         50,311
                                                                   ------------
   Motorcycle Manufacturer - 2.10%
      Harley-Davidson, Inc.                                475           25,170
                                                                   ------------
   Oil & Gas - 4.57%
      Apache Corp.                                         533           31,061
      EOG Resources, Inc.                                  100            4,255
      Schlumberger Ltd.                                    125            6,844
      Tidewater, Inc.                                      200            8,700
      Williams Cos., Inc.                                  200            3,820
                                                                   ------------
                                                                         54,680
                                                                   ------------
   Pharmaceuticals - 9.50%
      AmerisourceBergen Corp.                              375           29,062
      Forest Laboratories, Inc.*                           300           23,142
      King Pharmaceuticals, Inc.*                          675           21,155
      Pfizer, Inc.                                         575           20,901
      Teva Pharmaceutical Industries Ltd.                  350           19,603
                                                                   ------------
                                                                        113,863
                                                                   ------------
   Retail - 8.64%
      Best Buy Co. Inc.*                                   375           27,881
      BJ's Wholesale Club, Inc.*                           600           26,778
      Starbucks Corp.*                                     900           20,538
      Target Corp.                                         650           28,373
                                                                   ------------
                                                                        103,570
                                                                   ------------
   Semiconductors - 4.04%
      Analog Devices, Inc.*                                375           13,860
      Intel Corp.                                          225            6,437
      Kla-Tencor Corp.*                                    300           17,691
      Nvidia Corp.*                                        300           10,443
                                                                   ------------
                                                                         48,431
                                                                   ------------
   Telecommunication Services - 3.33%
      Broadwing, Inc.                                      700            4,620
      Cisco Systems, Inc.                                  525            7,691
      SBC Communications, Inc.                             175            5,435
      Sprint Corp. - PCS Group*                            375            4,204
      Telefonos de Mexico SA de CV                         475           17,974
                                                                   ------------
                                                                         39,924
                                                                   ------------
   Toys - 2.41%
      Mattel, Inc.                                       1,400     $     28,896
                                                                   ------------

                       Baldwin Large Cap Growth Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----

   Transportation - 1.54%
      Union Pacific Corp.                                  325     $     18,460
                                                                   ------------
   Utilities - 1.59%
      Calpine Corp.                                         75              825
      Duke Energy Corp.                                    475           18,207
                                                                   ------------
                                                                         19,032
                                                                   ------------
   Total Common Stock ($1,078,965)                                    1,050,845
                                                                   ------------

SHORT-TERM INVESTMENTS - 13.55%
   Money Market Fund
      Millennium Bank Money Market                     162,283          162,283
                                                                   ------------
   Total Short-Term Investments (Cost $162,283)                         162,283
                                                                   ------------

Total Value of Investments (Cost $1,241,248)
- 101.26%***                                                          1,213,128
                                                                   ------------

Liabilities in Excess of Other Assets - (1.26)%                         (15,063)

                                                                   ------------
Total Net Assets - 100%                                            $  1,198,065
                                                                   ============

*    Non-income producing security
*** The aggregate cost of securities for federal income tax purposes was $1,242,385.

    The accompanying notes are an integral part of the financial statements.

                       Cumberland Taxable Income Portfolio
                            Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
PREFERRED STOCKS - 32.87%                               ------         -----
   Municipal Preferred - 21.72%
      New Jersey Economic Development Authority
      7.600% due 02/15/29                               20,000     $    501,400

      Philadelphia Authority for Industrial
      Development 6.550% due 10/15/28                    9,000          224,100
                                                                   ------------
                                                                        725,500
                                                                   ------------
   Government Preferred - 11.15%
      Tennessee Valley Authority
      6.750% due 06/01/28                                8,500          217,600

      Tennessee Valley Authority
      6.500% due 05/01/29                                6,000          154,800
                                                                   ------------
                                                                        372,400
                                                                   ------------

   Total Preferred Stocks (Cost $1,061,677)                           1,097,900
                                                                   ------------

                                                     Principal
FIXED INCOME SECURITIES - 66.12%                       Amount
                                                     ---------
   Inflation Indexed Notes - 66.12%
      US Treasury Inflation Index Note
      3.625% due 01/15/08                              110,041          114,941

      US Treasury Inflation Index Note
      3.500% due 01/15/11                              234,931          242,346

      US Treasury Inflation Index Note
      3.625% due 04/15/28                              241,813          252,657

      US Treasury Inflation Index Note
      3.375% due 04/15/32                              901,404          921,545

      Tennesse Valley Authority Inflation
      Index Note 3.375% due 01/15/07                   662,027          676,758
                                                                   ------------
   Total Fixed Income Securities (Cost $2,149,165)                    2,208,247
                                                                   ------------

SHORT-TERM INVESTMENTS - 0.49%

   Money Market Fund - 0.49%
      Millennium Bank Money Market                      16,524     $     16,524
                                                                   ------------
      Total Short-Term Investments (Cost $16,524)                        16,524
                                                                   ------------


Total Value of Investments (Cost $3,227,366) - 99.48%                 3,322,671
                                                                   ------------


Other Assets Less Liabilities, Net - 0.52%                               17,207

                                                                   ------------
Total Net Assets - 100%                                            $  3,339,878
                                                                   ============

    The accompanying notes are an integral part of the financial statements.

                    Walnut Asset Management Equity Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
COMMON STOCKS - 96.80%                                  ------         -----
   Auto Manufacturers - 2.09%
      General Motors Corp.                                 125     $      8,019
                                                                   ------------
   Building Materials - 1.80%
      Vulcan Materials Co.                                 150            6,903
                                                                   ------------
   Chemicals - 2.31%
      Du Pont (E.I.) de Nemours & Co.                      200            8,900
                                                                   ------------
   Computer Services & Software - 2.04%
      Microsoft Corp.*                                     150            7,839
                                                                   ------------
   Computers - 1.63%
      International Business Machines Corp.                 75            6,282
                                                                   ------------
   Cosmetics & Toiletries - 2.93%
      Procter & Gamble Co.                                 125           11,283
                                                                   ------------
   Electronics & Electrical Equipment - 8.92%
      Emerson Electric Co.                                 225           12,013
      Koninklijke Philips Electronics NV                   400           12,404
      Vishay Intertechnology, Inc.*                        450            9,895
                                                                   ------------
                                                                         34,312
                                                                   ------------
   Financial Services - 10.39%
      Citigroup, Inc.                                      200            8,660
      JP Morgan Chase & Co.                                325           11,407
      MBIA, Inc.                                           150            8,090
      Merrill Lynch & Co., Inc.                            150            6,291
      PNC Financial Services Group, Inc.                   100            5,515
                                                                   ------------
                                                                         39,963
                                                                   ------------
   Food & Beverage - 7.77%
      Conagra Foods, Inc.                                  400            9,800
      HJ Heinz Co.                                         200            8,398
      PepsiCo, Inc.                                        225           11,677
                                                                   ------------
                                                                         29,875
                                                                   ------------
   Forest Products & Paper - 1.35%
      International Paper Co.                              125            5,179
                                                                   ------------
   Healthcare - Products - 5.39%
      Beckman Coulter, Inc.                                200            9,554
      Johnson & Johnson                                    175           11,175
                                                                   ------------
                                                                         20,729
                                                                   ------------
   Insurance - 4.01%
      American International Group, Inc.                   150           10,368
      Marsh & McLennan Cos., Inc.                           50            5,054
                                                                   ------------
                                                                         15,422
                                                                   ------------
   Mining - 0.89%
      Alcoa, Inc.                                          100            3,403
                                                                   ------------

   Miscellaneous Manufacturing - 5.17%
      3M Co.                                               100     $     12,580

                    Walnut Asset Management Equity Portfolio
                             Schedule of Investments
                           April 30, 2002 (Unaudited)

                                                        Shares         Value
                                                        ------         -----

      Pall Corp.                                           350     $      7,280
                                                                   ------------
                                                                         19,860
                                                                   ------------
   Multimedia - 3.41%
      Comcast Corp.*                                       250            6,687
      Liberty Media Corp.*                                 600            6,420
                                                                   ------------
                                                                         13,107
                                                                   ------------
   Oil & Gas - 12.78%
      ChevronTexaco Corp.                                  100            8,671
      Exxon Mobil Corp.                                    200            8,034
      Schlumberger Ltd.                                    125            6,844
      Unocal Corp.                                         225            8,368
      Valero Energy Corp.                                  200            8,632
      Williams Cos., Inc.                                  450            8,595
                                                                   ------------
                                                                         49,144
                                                                   ------------
   Pharmaceuticals - 6.57%
      Bristol-Myers Squibb Co.                             200            5,760
      Merck & Co., Inc.                                    175            9,510
      Wyeth                                                175            9,975
                                                                   ------------
                                                                         25,245
                                                                   ------------
   Retail - 6.17%
      CVS Corp.                                            250            8,370
      Safeway, Inc.*                                       200            8,390
      Wal-Mart Stores, Inc.                                125            6,982
                                                                   ------------
                                                                         23,742
                                                                   ------------
   Semiconductors - 2.01%
      Texas Instruments, Inc.                              250            7,733
                                                                   ------------
   Telecommunication Services - 9.17%
      AT&T Corp.                                           575            7,544
      Lucent Technologies, Inc.                            700            3,220
      Motorola, Inc.                                       550            8,470
      SBC Communications, Inc.                             225            6,988
      Verizon Communications, Inc.                         225            9,025
                                                                   ------------
                                                                         35,247
                                                                   ------------
   Total Common Stocks (Cost $387,236)                                  372,187
                                                                   ------------

SHORT-TERM INVESTMENTS - 4.31%
   Money Market Fund
      Millennium Bank Money Market                      16,590           16,590
                                                                   ------------
   Total Short-Term Investments (Cost $16,590)                           16,590
                                                                   ------------

Total Value of Investments (Cost $403,826) - 101.11%                    388,777
                                                                   ------------

Liabilities in Excess of Other Assets - (1.11)%                          (4,285)

                                                                   ------------
Total Net Assets - 100%                                            $    384,492
                                                                   ============

*    Non-income producing security

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2002 (UNAUDITED)

                                                          MCGLINN                      BALDWIN LARGE-   CUMBERLAND     WALNUT ASSET
                                                         BALANCED       PSA SECTOR      CAP GROWTH    TAXABLE INCOME    MANAGEMENT
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -----------     -----------     -----------     -----------     -----------
ASSETS
   Investments in securities, at value (cost            $ 1,218,407     $ 3,790,615     $ 1,213,128     $ 3,322,671     $   388,777
   $1,242,338, $3,405,957 $1,241,248, $3,227,366,
   and $403,826, respectively)
   Receivables:
      Interest and Dividends                                  5,953           1,897             660          28,238             860
      Investments sold                                       38,510         102,687              --              --              --
      Fund shares sold                                          339             121              --              --              --
      Investment Advisor                                      2,104           2,728           1,843             443           1,675
      Other                                                     834             100             100             207             100

      Total Assets                                        1,266,147       3,898,148       1,215,731       3,351,559         391,412

LIABILITIES
   Payable for Securities Purchased                          35,449          93,748          10,664              --              --
   Payable for Fund Shares Redeemed                              --              --              --              --              --
   Distribution Payable                                          --              --              --              --              --
   Accrued expenses                                           7,364          13,225           7,002          11,681           6,920
                                                        -----------     -----------     -----------     -----------     -----------

   Total Liabilities                                         42,813         106,973          17,666          11,681           6,920
                                                        -----------     -----------     -----------     -----------     -----------

NET ASSETS                                              $ 1,223,334     $ 3,791,175     $ 1,198,065     $ 3,339,878     $   384,492
                                                        ===========     ===========     ===========     ===========     ===========

Shares outstanding                                           95,405         311,161         120,805         248,173          37,833

NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE                                         $     12.82     $     12.18     $      9.92     $     13.46     $     10.16
                                                        ===========     ===========     ===========     ===========     ===========

Net assets consist of:
---------------------------------------------------
Paid-in capital                                         $ 2,014,155     $ 3,688,625     $ 1,321,324     $ 3,216,208     $   573,272
Undistributed net investment income / (loss)                 15,447         (11,574)         (3,696)         24,583         226,676
Accumulated net realized gain/(loss) on investments        (782,337)       (270,534)        (91,443)          3,782        (400,407)
Unrealized appreciation/depreciation of investments         (23,931)        384,658         (28,120)         95,305         (15,049)
                                                        -----------     -----------     -----------     -----------     -----------

                                                        $ 1,223,334     $ 3,791,175     $ 1,198,065     $ 3,339,878     $   384,492
                                                        ===========     ===========     ===========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2002 (UNAUDITED)

                                                          MCGLINN                      BALDWIN LARGE-   CUMBERLAND     WALNUT ASSET
                                                         BALANCED       PSA SECTOR      CAP GROWTH    TAXABLE INCOME    MANAGEMENT
                                                         PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                        -----------     -----------     -----------     -----------     -----------
Investment Income
   Interest                                             $    24,421     $     1,728     $     1,259     $    30,669     $       427
   Dividends                                                  4,637          15,407           3,391          36,896           5,298
                                                        -----------     -----------     -----------     -----------     -----------
      Total Income                                           29,058          17,135           4,650          67,565           5,725
                                                        -----------     -----------     -----------     -----------     -----------

Expenses
   Investment management fees                                 2,941           9,843           3,177           5,407           1,996
   Shareholder servicing fees                                 1,225           4,101           1,324           3,557             832
   Administration, accounting and transfer agent              1,961           6,562           2,118           5,691           1,331
   Co-Administration                                            735           2,461             794           2,134             499
   Professional fees                                          3,432           6,069           1,920           5,512           3,133
   Custody fees                                               1,621           3,214           2,285             964           1,326
   Organizational expense                                        --              --              --              --              --
   Director's fees and expenses                                 711             803             674             796             970
   Other operating expenses                                   2,507           2,551           1,997           2,504           2,052
                                                        -----------     -----------     -----------     -----------     -----------

      Total expenses before reimbursements                   15,133          35,604          14,289          26,565          12,139
      Less: reimbursements                                   (6,555)         (6,895)         (5,022)         (1,665)         (6,317)
                                                        -----------     -----------     -----------     -----------     -----------
      Total expenses after reimbursements                     8,578          28,709           9,267          24,900           5,822

Net Investment Income/(Loss)                                 20,480         (11,574)         (4,617)         42,665             (97)
                                                        -----------     -----------     -----------     -----------     -----------

Net realized gain/(loss) from:
   Investment securities                                    (14,872)        (97,621)        (65,383)          3,782         (30,621)


Net change in unrealized appreciation/
(depreciation) from:
   Investment securities                                     30,390         550,217          62,546           5,565          24,947


Net Realized and Unrealized Gain/(Loss)
   From Investments                                          15,518         452,596          (2,837)          9,347          (5,674)
                                                        -----------     -----------     -----------     -----------     -----------

NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                            $    35,998     $   441,022     $    (7,454)    $    52,012     $    (5,771)
                                                        ===========     ===========     ===========     ===========     ===========

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Statement of Changes in Net Assets (continued)

                                                                           McGlinn Balanced Portfolio       PSA Sector Portfolio
                                                                           --------------------------    --------------------------
                                                                           For the Six      For the      For the Six      For the
                                                                          Months Ended    Year Ended    Months Ended    Year Ended
                                                                         April 30, 2002   October 31,  April 30, 2002   October 31,
                                                                           (Unaudited)       2001        (Unaudited)       2001
                                                                           -----------    -----------    -----------    -----------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss)                                            $    20,480    $    20,447    $   (11,574)   $    (9,798)
   Net realized gain (loss) on invesrments
      and foreign currency transactions                                        (14,872)           598        (97,621)      (159,610)
   Net increase/(decrease) in unrealized appreciation/
      (depreciation) on investments                                             30,390        (80,665)       550,217       (208,016)
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) in net assets resulting
      from operations                                                           35,998        (59,620)       441,022       (377,424)

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (6,818)       (18,662)            --             --
   Realized gains                                                                   --             --             --             --

Decrease in net assets derived from
   capital share transactions                                                     (460)      (181,141)       569,409      1,462,981
                                                                           -----------    -----------    -----------    -----------

   Total decrease in net assets                                                 28,720       (259,423)     1,010,431      1,085,557

NET ASSETS:
   Beginning of period                                                       1,194,614      1,454,037      2,780,744      1,695,187
                                                                           -----------    -----------    -----------    -----------

   End of period (including undistributed net                              $ 1,223,334    $ 1,194,614    $ 3,791,175    $ 2,780,744
   investment income of $15,447, $1,785, ($11,574)                         ===========    ===========    ===========    ===========
   and $0, respectively)

                                                                              Shares         Shares         Shares         Shares
                                                                           -----------    -----------    -----------    -----------
            Shares sold                                                         22,852          1,531         70,578        124,516
            Shares reinvested                                                      335          1,064             --             --
            Shares redeemed                                                    (23,736)       (16,410)       (20,085)        (2,268)
                                                                           -----------    -----------    -----------    -----------

            Increase/(decrease)                                                   (549)       (13,815)        50,493        122,248
                                                                           ===========    ===========    ===========    ===========

                                                                              Value          Value          Value          Value
                                                                           -----------    -----------    -----------    -----------
            Shares sold                                                    $   296,534    $    20,215    $   794,255    $ 1,488,696
            Shares reinvested                                                    4,379         13,824             --             --
            Shares redeemed                                                   (301,373)      (215,180)      (224,846)       (25,715)
                                                                           -----------    -----------    -----------    -----------

            Increase/(decrease)                                            $      (460)   $  (181,141)   $   569,409    $ 1,462,981
                                                                           ===========    ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Statement of Changes in Net Assets (continued)

                                                                               Baldwin Large-Cap             Cumberland Taxable
                                                                                Growth Portfolio              Income Portfolio
                                                                           --------------------------    --------------------------
                                                                           For the Six      For the      For the Six      For the
                                                                          Months Ended    Year Ended    Months Ended    Year Ended
                                                                         April 30, 2002   October 31,  April 30, 2002   October 31,
                                                                           (Unaudited)       2001        (Unaudited)       2001
                                                                           -----------    -----------    -----------    -----------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss)                                            $    (4,617)   $     6,238    $    42,665    $    73,007
   Net realized gain (loss) on invesrments
      and foreign currency transactions                                        (65,383)       (26,060)         3,782         11,880
   Net increase/(decrease) in unrealized appreciation/
      (depreciation) on investments                                             62,546        (90,667)         5,565         85,226
                                                                           -----------    -----------    -----------    -----------
   Net increase/(decrease) in net assets resulting
      from operations                                                           (7,454)      (110,489)        52,012        170,113

LESS DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                        (2,140)        (3,177)       (86,128)        (4,961)
   Realized gains                                                                   --             --        (11,880)            --

Increase in net assets derived from
   capital share transactions                                                  419,713        440,291      1,404,788      1,246,943
                                                                           -----------    -----------    -----------    -----------

   Total increase in net assets                                                410,119        326,625      1,358,792      1,412,095

NET ASSETS:
   Beginning of period                                                         787,946        461,321      1,981,086        568,991
                                                                           -----------    -----------    -----------    -----------

   End of period (including undistributed net                              $ 1,198,065    $   787,946    $ 3,339,878    $ 1,981,086
   investment income of $0, $3,061, $24,583 and                            ===========    ===========    ===========    ===========
   $68,046, respectively)


                                                                              Shares         Shares         Shares         Shares
                                                                           -----------    -----------    -----------    -----------
            Shares sold                                                         40,668         50,429        111,683        110,856
            Shares reinvested                                                       --            264          7,133            399
            Shares redeemed                                                       (418)        (8,495)       (14,519)       (14,392)
                                                                           -----------    -----------    -----------    -----------

            Increase/(decrease)                                                 40,250         42,198        104,297         96,863
                                                                           ===========    ===========    ===========    ===========

                                                                              Value          Value          Value          Value
                                                                           -----------    -----------    -----------    -----------
            Shares sold                                                    $   424,039    $   537,850    $ 1,504,367    $ 1,431,841
            Shares reinvested                                                    3,177         93,771          4,961
            Shares redeemed                                                     (4,326)      (100,736)      (193,350)      (189,859)
                                                                           -----------    -----------    -----------    -----------

            Increase/(decrease)                                            $   419,713    $   440,291    $ 1,404,788    $ 1,246,943
                                                                           ===========    ===========    ===========    ===========

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Statement of Changes in Net Assets (continued)

                                                                                  Walnut Asset
                                                                              Management Portfolio
                                                                           --------------------------
                                                                           For the Six      For the
                                                                          Months Ended    Year Ended
                                                                         April 30, 2002   October 31,
                                                                           (Unaudited)       2001
                                                                           -----------    -----------
INCREASE/(DECREASE) IN NET ASSETS
   FROM OPERATIONS
   Net investment income (loss)                                            $       (97)   $       484
   Net realized gain (loss) on investments
      and foreign currency transactions                                        (30,621)            74
   Net increase/(decrease) in unrealized appreciation/
      (depreciation) on investments                                             24,947        (39,996)
                                                                           -----------    -----------
   Net increase/(decrease) in net assets resulting
      from operations                                                           (5,771)       (39,438)

LESS DIVIDEND AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                            --             --
   Realized gains                                                                   --             --

Increase in net assets derived from
   capital share transactions                                                   83,112        341,547
                                                                           -----------    -----------



   Total increase in net assets                                                 77,341        302,109

NET ASSETS:
   Beginning of period                                                         307,151          5,042
                                                                           -----------    -----------

   End of period (including undistributed net                              $   384,492    $   307,151
   investment income of $226,676 and $226,774,                             ===========    ===========
   respectively)

                                                                              Shares         Shares
                                                                           -----------    -----------

            Shares sold                                                         45,486         29,922
            Shares reinvested                                                        0              0
            Shares redeemed                                                    (38,047)             0
                                                                           -----------    -----------

            Increase/(decrease)                                                  7,439         29,922
                                                                           ===========    ===========

                                                                              Value          Value
                                                                           -----------    -----------

            Shares sold                                                    $   493,121    $   341,547
            Shares reinvested                                                        0              0
            Shares redeemed                                                   (410,009)             0
                                                                           -----------    -----------

            Increase/(decrease)                                            $    83,112    $   341,547
                                                                           ===========    ===========

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Financial Highlights
For a share outstanding throughout each period
(continued)

                                                                              McGlinn Balanced Portfolio
                                                    -------------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended
                                                    April 30,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                      2002       October 31,   October 31,   October 31,   October 31,   October 31,
                                                   (Unaudited)      2001          2000         1999(3)        1998          1997
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period                $   12.45     $   13.25     $   12.82     $   10.89     $   11.37     $   10.82
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Income from Investment Operations
   Net investment income                                 0.27          0.20          0.23          0.12          0.05          0.02

   Net realized and unrealized gain/
      (loss) on investments                              0.19         (0.82)         0.49          2.00         (0.41)         1.41
                                                    ---------     ---------     ---------     ---------     ---------     ---------

      Total from Investment Operations                   0.46         (0.62)         0.72          2.12         (0.36)         1.43
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income             (0.09)        (0.18)        (0.29)        (0.15)        (0.05)        (0.04)
   Distributions from realized gains                       --            --            --         (0.04)        (0.07)        (0.84)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Total distributions                                  (0.09)        (0.18)        (0.29)        (0.19)        (0.12)        (0.88)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                      $   12.82     $   12.45     $   13.25     $   12.82     $   10.89     $   11.37
                                                    =========     =========     =========     =========     =========     =========

TOTAL RETURN                                            3.69%(2)     (4.72%)        5.66%        19.45%        (3.18%)       13.57%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)         $   1,223     $   1,195     $   1,454     $   2,770     $   3,060     $  26,056
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                        3.09%(1)      2.77%         2.31%         1.90%         1.99%         1.71%
      after reimbursement of expenses
      by advisor                                        1.75%(1)      1.75%         2.25%         1.90%         1.99%         1.71%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                            2.83%(1)      1.49%         1.66%         1.02%         0.17%         0.20%
      after reimbursement of expenses
      by advisor                                        4.17%(1)      2.51%         1.72%         1.02%         0.17%         0.20%

Portfolio Turnover Rate                                   20%           62%          140%          194%           44%           25%

(1)  Annualized
(2)  Not Annualized
(3) On April 5, 1999 the Fund's investment objectives were changed from "high total return, with emphasis on capital appreciation" to "Long-term growth with moderate income" and McGlinn Capital Management, Inc. was retained as the Fund's new investment advisor.

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Financial Highlights
For a share outstanding throughout each period
(continued)

                                                             PSA Sector Portfolio              Baldwin Large-Cap Growth Portfolio
                                                    -------------------------------------     -------------------------------------
                                                   For the Six                               For the Six
                                                  Months Ended                              Months Ended
                                                    April 30,    Year Ended   Period Ended    April 30,    Year Ended   Period Ended
                                                      2002       October 31,   October 31,      2002       October 31,   October 31,
                                                   (Unaudited)      2001          2000*      (Unaudited)      2001          2000*
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Net Asset Value, Beginning of Period                $   10.67     $   12.25     $   12.00     $    9.78     $   12.03     $   12.00
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Income from Investment Operations
   Net investment income                                (0.04)        (0.04)        (0.01)        (0.04)         0.14          0.08

   Net realized and unrealized gain/
      (loss) on investments                              1.55         (1.54)         0.26          0.21         (2.29)         0.00
                                                    ---------     ---------     ---------     ---------     ---------     ---------

      Total from Investment Operations                   1.51         (1.58)         0.25          0.17         (2.15)         0.08
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income              0.00          0.00          0.00         (0.03)        (0.10)        (0.05)
   Distributions from realized gains                     0.00          0.00          0.00          0.00          0.00          0.00
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Total distributions                                   0.00          0.00          0.00         (0.03)        (0.10)        (0.05)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Net asset value, end of period                      $   12.18     $   10.67     $   12.25     $    9.92     $    9.78     $   12.03
                                                    =========     =========     =========     =========     =========     =========

TOTAL RETURN                                           14.15%(2)    (12.90%)        2.08%(2)      1.69%(2)    (18.05%)        0.68%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)         $   3,791     $   2,781     $   1,695     $   1,198     $     788     $     461
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                        2.17%(1)      2.34%         3.59%(1)      2.69%(1)      4.20%         9.48%
      after reimbursement of expenses
      by advisor                                        1.75%(1)      1.75%         1.65%(1)      1.75%(1)      1.75%         1.63%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                           (1.12%)(1)    (0.38%)       (2.30%)(1)    (1.81%)(1)     1.23%        (4.13%)
      after reimbursement of expenses
      by advisor                                       (0.70%)(1)     0.21%        (0.36%)(1)    (0.87%)(1)     3.68%         3.72%

Portfolio Turnover Rate                                   75%          252%           41%           12%           20%            0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Financial Highlights
For a share outstanding throughout each period
(continued)

                                                     Cumberland Taxable Income Portfolio
                                                    -------------------------------------
                                                   For the Six
                                                  Months Ended
                                                    April 30,    Year Ended   Period Ended
                                                      2002       October 31,   October 31,
                                                   (Unaudited)      2001          2000*
                                                    ---------     ---------     ---------

Net Asset Value, Beginning of Period                $   13.77     $   12.10     $   12.00
                                                    ---------     ---------     ---------

Income from Investment Operations
   Net investment income                                 0.20          0.66          0.09

   Net realized and unrealized gain/
      (loss) on investments                             (0.05)         1.09          0.08
                                                    ---------     ---------     ---------

      Total from Investment Operations                   0.15          1.75          0.17
                                                    ---------     ---------     ---------
Less Distributions
   Distributions from net investment income             (0.40)        (0.08)        (0.07)
   Distributions from realized gains                    (0.06)         0.00          0.00
                                                    ---------     ---------     ---------
   Total distributions                                  (0.46)        (0.08)        (0.07)
                                                    ---------     ---------     ---------

Net asset value, end of period                      $   13.46     $   13.77     $   12.10
                                                    =========     =========     =========

TOTAL RETURN                                            1.11%(2)     14.54%         1.42%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)         $   3,340     $   1,981     $     569
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                        1.86%(1)      2.36%         5.21%
      after reimbursement of expenses
      by advisor                                        1.75%(1)      1.75%         1.64%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                            1.37%(1)      5.00%         0.11%
      after reimbursement of expenses
      by advisor                                        1.48%(1)      5.61%         3.68%

Portfolio Turnover Rate                                    8%           29%            0%

*    Commenced operations on August 30, 2000
(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

Penn Street Funds, Inc.
Financial Highlights
For a share outstanding throughout each period
(continued)

                                                                           Walnut Asset Management Portfolio
                                                    -------------------------------------------------------------------------------
                                                   For the Six
                                                  Months Ended
                                                    April 30,    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                      2002       October 31,   October 31,   October 31,   October 31,   October 31,
                                                   (Unaudited)      2001          2000          1999          1998          1997
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Net Asset Value, Beginning of Period                $   10.11     $   10.67     $    8.99     $    9.55     $    9.42     $   10.48
                                                    ---------     ---------     ---------     ---------     ---------     ---------

Income from Investment Operations
   Net investment income                                 0.00          0.05          0.38          0.59          0.43          0.47

   Net realized and unrealized gain/
      (loss) on investments                              0.05         (0.61)         1.37         (0.69)         0.43         (0.06)
                                                    ---------     ---------     ---------     ---------     ---------     ---------

      Total from Investment Operations                   0.05         (0.56)         1.75         (0.10)         0.86          0.41
                                                    ---------     ---------     ---------     ---------     ---------     ---------
Less Distributions
   Distributions from net investment income              0.00          0.00         (0.07)        (0.46)        (0.43)        (0.90)
   Distributions from realized gains                       --            --            --          0.00         (0.30)        (0.57)
                                                    ---------     ---------     ---------     ---------     ---------     ---------
   Total distributions                                   0.00          0.00         (0.07)        (0.46)        (0.73)        (1.47)

Net asset value, end of period                      $   10.16     $   10.11     $   10.67     $    8.99     $    9.55     $    9.42
                                                    =========     =========     =========     =========     =========     =========

TOTAL RETURN                                            0.49%(2)     (5.25%)       19.64%        (1.04%)        9.15%         4.19%
RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in thousands)         $     384     $     307     $  15,975     $  12,844     $  20,321     $  11,411
   Ratio of expenses to average net assets
      before reimbursement of expenses
      by advisor                                        3.65%(1)      8.26%         1.67%(1)      1.44%         1.81%         1.72%
      after reimbursement of expenses
      by advisor                                        1.75%(1)      1.71%         1.65%(1)      1.44%         1.81%         1.72%
   Ratio of net investment income (loss) to
      average net assets before reimbursement
      of expenses by advisor                           (1.93%)(1)     0.49%         4.50%(1)      4.84%         4.46%         5.39%
      after reimbursement of expenses
      by advisor                                       (0.03%)(1)     7.04%         4.52%(1)      4.84%         4.46%         5.39%

Portfolio Turnover Rate                                   83%            1%          126%          107%           43%           22%

(1)  Annualized
(2)  Not Annualized

    The accompanying notes are an integral part of the financial statements.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

Penn Street Fund Inc. (the "FUND"), was organized as a Maryland corporation on July 6, 1995, and between that date and November 8, 1995 the Fund had no operations other than those relating to organizational matters and the registration of its shares under applicable securities laws. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company. The Fund currently is authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01, and may issue an indefinite number of series and share classes. The Fund currently offers shares in five series, the McGlinn Balanced Portfolio, The Walnut Asset Management Equity Portfolio, The Cumberland Taxable Income Portfolio, The Baldwin Large-Cap Growth Portfolio and The Penn Street Advisors Sector Rotational Portfolio (PSA Sector Portfolio) (collectively the "PORTFOLIOS"). The investment objectives of each Portfolio is set forth below.

The McGlinn Balanced Portfolio commenced investment operations on April 5, 1999. The Portfolio's current investment objective is to provide long-term growth with moderate income using a flexible asset allocation approach that emphasizes the selection of securities (typically 60% domestic equity securities and 40% in domestic fixed income securities) that provide sufficient current income to reduce downside risk.

The Walnut Asset Management Equity Portfolio changed investment objectives on July 17, 2001. In addition, the Portfolio's name changed from the Global Income Portfolio. The Portfolio's current investment objective is to provide long-term growth by primarily investing in stocks of large and mid-cap U.S. companies ($5 to $500 billion in market capitalization). The Portfolio's Adviser believes that a blended portfolio consisting primarily of value stocks that are selling at a discount to their peer group will offer investors an above-average potential for long term capital appreciation.

The Cumberland Taxable Income Portfolio commenced investment operations on August 30, 2000. The Portfolio's current investment objective is to maximize return by using a top-down investment style employing general economic overviews supplemented by input from traditional Wall Street and governmental sources.

The Baldwin Large-Cap Growth Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is to provide long-term capital appreciation by investing in the stocks of large capitalization U.S. and foreign companies that the advisor believes are undervalued and offer above average potential for capital appreciation.

The PSA Sector Portfolio commenced investment operations on August 30, 2000. The Portfolio's investment objective is provide long-term capital appreciation by investing in a combination of equity securities, cash and money markets or cash equivalent products.

The price of each Portfolio's shares will fluctuate daily and there can be no assurance that the Portfolios will be successful in achieving their stated investment objectives.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

The following is a summary of the significant accounting policies followed by the Portfolios in the preparation of their financial statements. These policies are in accordance with generally accepted accounting principles.

A. SECURITY VALUATION. Each Portfolio's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at 4:00 p.m. (3:00 p.m. for securities of Fixed Income Portfolios), New York time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Board of Directors. Short-term investments are valued at amortized cost, which approximates fair market value.

B. FEDERAL INCOME TAXES. No provision has been made for federal income taxes or personal holding company taxes since it is the policy of each Portfolio to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and personal holding companies and to make sufficient distributions of taxable income to relieve it from substantially all federal income taxes.

     Net investment income (loss) and net realized gains (losses) may differ for financial statement and income tax purposes primarily due to investments which have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund.

C. INVESTMENT TRANSACTIONS. Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on an accrual basis. Discounts and premiums on debt securities are amortized to income over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.

D. FOREIGN CURRENCY TRANSLATION. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.

     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.

     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade and settlement dates of foreign securities transactions, and the difference between the amount of net investment income accrued on foreign securities and the U.S. dollar amount actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the value of assets and liabilities other than portfolio securities, resulting from changes in exchange rates.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

F. DISTRIBUTIONS TO SHAREHOLDERS. Except for the Cumberland Taxable Income Portfolio and the McGlinn Balanced Portfolio, which currently declare dividends quarterly, each Portfolio generally declares dividends annually, payable in December, on a date selected by the Fund's Board of Directors. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. Each Portfolio may make a supplemental distribution subsequent to the end of its fiscal year ending June 30.

G. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(2)  INVESTMENTS

For the six months ended April 30, 2002 the cost of securities purchased and the proceeds from securities sold, excluding short-term notes, was $187,158 and $436,521, respectively, for the McGlinn Balanced Portfolio, $2,965,482 and $2,288,494, respectively, for the PSA Sector Portfolio, $530,953 and $106,773, respectively for the Baldwin Large-Cap Growth Portfolio, $1,567,367 and $215,181 respectively, for the Cumberland Taxable Income Portfolio, and $541,209 and $460,859, respectively, for the Walnut Asset Management Portfolio.

At April 30, 2002, net unrealized appreciation of investment securities consisted of gross unrealized appreciation and gross unrealized depreciation of $65,085 and $(89,016), respectively, for the McGlinn Balanced Portfolio, $469,180 and $(84,522), respectively, for the PSA Sector Portfolio, $80,242 and ($108,362), respectively for the Baldwin Large-Cap Growth Portfolio, $102,165 and $(6,860), respectively, for the Cumberland Taxable Income Portfolio, and $17,911 and $(32,960), respectively, for the Walnut Asset Management Portfolio.

On April 30, 2002, the McGlinn Balanced Portfolio had a capital loss carry forward of $767,466, which expires $652,058 in 2006, $31,488 in 2007 and $83,920 in 2008, the PSA Sector Portfolio had a capital loss carry forward of $172,914, which expires $13,303 in 2008 and $159,611 in 2009, the Baldwin Large-Cap Growth Portfolio had a capital loss carry forward of $26,060 which expires in 2009, and the Walnut Asset Management Portfolio had a capital loss carry forward of $409,856, which expires $126,683 in 2007, $243,177 in 2008, and $39,996 in 2009.

(3)  INVESTMENT MANAGEMENT FEE AND ADMINISTRATION FEE

INVESTMENT ADVISORY AGREEMENTS. Effective August 30, 2000 Penn Street provided investment management services to the PSA Sector portfolio under an Investment Advisory Agreement. Penn Street provides the Portfolio with continuous investment programs, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, Penn Street is paid monthly fee which is equal to the annual rate of 0.60% of the PSA Sector Portfolio's average daily net assets.

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED)

Effective April 5, 1999 McGlinn Capital Management, Inc. ("McGlinn") was retained to provide investment management services to the McGlinn Balanced Portfolio under an Investment Advisory Agreement. McGlinn provides the Portfolio with continuous investment programs, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for its services, McGlinn is paid a monthly fee which is equal to the annual rate of 0.60% of the Portfolio's average daily net assets. For periods prior to April 5, 1999 Penn Street provided investment management services to the McGlinn Balanced Portfolio.

Effective August 30, 2000, Baldwin Investment Management, LLC ("Baldwin") and Cumberland Advisors, Inc. ("Cumberland") were retained to provide investment management services to the Baldwin Large-Cap Growth Portfolio and the Cumberland Taxable Income Portfolio, respectively, under separate Investment Advisory Agreements. Both Baldwin and Cumberland provide their respective Portfolios with continuous investment programs, a trading department, and the selection of brokers and dealers to effect securities transactions. As compensation for their services, Baldwin will be paid a monthly fee which is equal to the annual rate of 0.60% of the Baldwin Large-Cap Growth Portfolio's average daily net assets and Cumberland will be paid a monthly fee which is equal to the annual rate of 0.38% of the Cumberland Taxable Income Portfolio's average daily net assets.

ADMINISTRATION AGREEMENT. Prior to September 1, 2001, Penn Street also served as the Administrator of the Fund under an Administration Agreement. The services include the administration of the Fund's business affairs, supervision of services provided by other organizations providing services to the Fund, including the custodian, dividend disbursing agent, legal counsel and independent accountants, preparation of certain Fund records and documents, record keeping and accounting services. As compensation for these services, Penn Street was paid a monthly fee which is equal to the annual rate of 0.55% of the of each of the Portfolio's average daily net assets. For periods prior to August 30, 2000, the administration fees paid to Penn Street by the McGlinn Balanced Portfolio were calculated at the annual rate of 0.60% of the Portfolio's average daily net assets. On September 1, 2001, Citco-Quaker Fund Services, Inc. succeeded Penn Street as the provider of these services under a written agreement with the Fund of same date.

Effective September 22, 2000, Penn Street has voluntarily agreed to limit each Portfolio's operating expenses to 1.75% of each Portfolio's average net assets. This expense limitation is voluntary and may be discontinued at any time. For the period from August 30, 2000 (commencement of operations) to September 21, 2000 Penn Street had limited the operating expenses of the PSA Sector Portfolio, the Baldwin Large-Cap Growth Portfolio, and the Cumberland Taxable Income Portfolio to 1.50% of each Portfolio's average daily net assets.

(4)  DISTRIBUTION PLANS

DISTRIBUTION PLAN. The Portfolios have adopted Distribution Plans pursuant to rule 12b-1 under the '40 Act, whereby each Portfolio may make monthly payments at the annual rate of 0.25% of each Portfolio's average net assets to East Coast Consultants, Inc. ("East Coast") for providing certain distribution services. These services can include: promotion of the sale of Portfolio shares, preparation of advertising and promotional materials, payment of compensation to persons who have been instrumental in the sale of Portfolio shares, and for other services and materials, including the cost of printing Fund prospectuses, reports and advertising material provided to

PENN STREET FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
APRIL 30, 2002 (UNAUDITED) (CONTINUED)

investors, and to defray overhead expenses of East Coast incurred in connection with the promotion and sale of Fund shares. For periods prior to September 22, 2000 the Distribution Plans provided for monthly payments to East Coast at the annual rate of 0.25% of each Portfolio's average net assets.

SHAREHOLDER SERVICES PLAN. The Portfolios have also adopted Shareholder Services Plans (the "PLANS") which are designed to promote the retention of shareholder accounts. Under these Plans, the Portfolios are authorized to pay East Coast a monthly fee which, on an annual basis, may not exceed 0.25% of the average net assets of each Portfolio. Payments under the Plans would be used, among other things, to compensate persons and/or organizations that provide services to shareholders that are designed to encourage them to maintain their investments in the Portfolios.

(5)  OTHER TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Penn Street and East Coast.